Other Income - Net - Other Income - Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component Of Other Income And Expense [Line Items]
Volatile organic compound emissions plant lease income	$ 1,259	$ 3,093	$ 4,978
Miscellaneous	277	588	1,832
Other income - net	$ 1,536	$ 3,681	$ 6,810